Description of the Plan - Narrative (Details) - EBP 003	12 Months Ended
	Dec. 31, 2025 USD ($) day year loan	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Maximum contributions as a percentage of annual eligible compensation	50.00%
Number of days of being an employee when the participate is automatically enrolled | day	45
Participant contribution automatic annual increase deferral rate	2.00%
Employer contribution matching percentage	100.00%	100.00%
Percentage of compensation eligible for employer matching	5.00%	7.00%
Employee deferral vesting percentage	100.00%
Unvested account balances forfeited	$ 7,160,000
Forfeited balances use to offset company matching contributions	7,500,000
Forfeitures available to reduce future company matching contributions	7,718,000	$ 7,937,000
Rollover distributions to pension plan	$ 102,772
Maximum borrowing amount as a percentage of the vested account balance	50.00%
Maximum borrowing amount	$ 50,000
Maximum number of loans outstanding | loan	2
Basis spread on variable rate for notes receivable from participants	1.00%
EBP, Employer Matching Contribution
EBP, Description of Plan [Line Items]
Employer contribution vesting percentage	100.00%
EBP, Employer Discretionary Contribution
EBP, Description of Plan [Line Items]
Employer contribution vesting percentage	100.00%
Employer contribution maximum vesting age | year	60
Minimum
EBP, Description of Plan [Line Items]
Participant contribution automatic deferral rate	5.00%
Maximum
EBP, Description of Plan [Line Items]
Participant contribution automatic deferral rate	15.00%
Maximum percentage of the account that may be invested in company stock	20.00%